JPMorgan ActiveBuilders Emerging Markets Equity ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a
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the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2025.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.5%
Argentina — 0.1%
Vista Energy SAB de CV, ADR *	4,253	190,109
YPF SA, ADR *	18,219	611,065
		801,174
Austria — 0.0% ^
Raiffeisen Bank International AG	13,498	389,747
Brazil — 5.3%
Ambev SA	179,873	402,819
B3 SA - Brasil Bolsa Balcao	2,011,794	4,512,529
Banco BTG Pactual SA	557,078	3,894,885
Banco do Brasil SA	338,618	1,196,143
Banco Santander Brasil SA	69,266	325,576
Centrais Eletricas Brasileiras SA (Preference)	97,921	711,733
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	80,718	1,557,406
CPFL Energia SA	46,273	311,624
Cury Construtora e Incorporadora SA	97,222	510,283
Embraer SA	139,328	2,002,503
Itau Unibanco Holding SA (Preference)	1,184,630	7,400,301
Itausa SA (Preference)	735,002	1,354,613
Localiza Rent a Car SA	285,412	1,758,483
Lojas Renner SA	254,336	735,817
Marcopolo SA (Preference)	379,834	559,622
MercadoLibre, Inc. *	3,954	9,386,361
Motiva Infraestrutura de Mobilidade SA	94,028	206,374
NU Holdings Ltd., Class A *	580,494	7,093,637
Petroleo Brasileiro SA, ADR	658,424	8,388,322
Porto Seguro SA	125,189	1,157,421
Raia Drogasil SA	405,359	977,283
Suzano SA	24,088	223,864
Telefonica Brasil SA	115,858	651,961
TIM SA	389,236	1,434,033
TOTVS SA	46,754	363,625
Vale SA, ADR	143,539	1,367,927
Vibra Energia SA	178,126	676,615
WEG SA	380,839	2,516,460
Wilson Sons SA	87,943	277,514
YDUQS Participacoes SA	99,963	231,362
		62,187,096
Chile — 0.1%
Banco de Chile	3,059,026	421,390
Banco Santander Chile	18,089,772	1,044,903
		1,466,293
China — 27.5%
Advanced Micro-Fabrication Equipment, Inc., Class A	13,403	366,382
Airtac International Group	29,670	843,860
Alibaba Group Holding Ltd.	2,015,686	30,305,393
Angel Yeast Co. Ltd., Class A	191,209	909,376

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Anhui Expressway Co. Ltd., Class H	180,000	280,875
Anjoy Foods Group Co. Ltd., Class A	74,900	765,642
ANTA Sports Products Ltd.	57,200	656,547
Bank of Hangzhou Co. Ltd., Class A	176,000	391,352
Baoshan Iron & Steel Co. Ltd., Class A	265,300	269,799
Beijing Huafeng Test & Control Technology Co. Ltd., Class A	40,830	804,624
BYD Co. Ltd., Class H	138,000	2,014,918
China CITIC Bank Corp. Ltd., Class H	4,232,000	3,932,045
China Construction Bank Corp., Class H	7,426,000	7,595,339
China Feihe Ltd. (a)	612,000	363,835
China Galaxy Securities Co. Ltd., Class H	361,000	487,859
China Hongqiao Group Ltd.	203,500	536,812
China International Capital Corp. Ltd., Class H (a)	144,800	367,682
China Life Insurance Co. Ltd., Class H	371,000	1,071,675
China Mengniu Dairy Co. Ltd.	427,000	888,594
China Merchants Bank Co. Ltd., Class H	1,717,500	11,145,110
China Minsheng Banking Corp. Ltd., Class H	3,489,500	2,100,292
China Pacific Insurance Group Co. Ltd., Class H	1,142,200	4,600,119
China Petroleum & Chemical Corp., Class H	3,548,000	2,082,047
China Resources Gas Group Ltd.	317,700	804,196
China Resources Land Ltd.	158,000	579,381
China Resources Power Holdings Co. Ltd.	182,000	451,012
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	193,243	838,480
China Tower Corp. Ltd., Class H (a)	328,600	459,815
China Yangtze Power Co. Ltd., Class A	877,675	3,389,731
China Zheshang Bank Co. Ltd., Class H	894,000	314,159
CITIC Securities Co. Ltd., Class H	612,000	2,150,320
Contemporary Amperex Technology Co. Ltd., Class A	185,000	6,756,276
ENN Energy Holdings Ltd.	357,400	2,912,818
Focus Media Information Technology Co. Ltd., Class A	1,855,700	1,926,055
Foshan Haitian Flavouring & Food Co. Ltd., Class H *	100,700	438,719
Foxconn Industrial Internet Co. Ltd., Class A	813,800	3,877,443
Full Truck Alliance Co. Ltd., ADR	103,706	1,197,804
Fuyao Glass Industry Group Co. Ltd., Class H (a)	1,100,800	7,936,297
Geely Automobile Holdings Ltd.	228,000	511,408
Gree Electric Appliances, Inc. of Zhuhai, Class A	109,600	692,663
H World Group Ltd.	880,486	2,748,174
Haidilao International Holding Ltd. (a)	928,000	1,645,064
Haier Smart Home Co. Ltd., Class H	1,142,000	3,597,733
Hongfa Technology Co. Ltd., Class A	342,380	1,162,559
Huaming Power Equipment Co. Ltd., Class A	169,000	411,767
Industrial & Commercial Bank of China Ltd., Class H	490,000	375,450
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,151,513	4,372,573
JD.com, Inc., Class A	58,202	917,377
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	314,000	2,737,605
Kanzhun Ltd., ADR *	97,454	1,847,728
KE Holdings, Inc., Class A	623,668	3,814,370
Kingdee International Software Group Co. Ltd. *	986,000	2,288,517

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Kingsoft Corp. Ltd.	70,600	321,036
Kuaishou Technology * (a)	108,800	1,062,329
Kunlun Energy Co. Ltd.	298,000	287,079
Kweichow Moutai Co. Ltd., Class A	26,100	5,136,405
Lenovo Group Ltd.	1,188,000	1,523,313
Luxshare Precision Industry Co. Ltd., Class A	252,100	1,272,563
Luzhou Laojiao Co. Ltd., Class A	44,800	762,486
Meituan * (a)	513,328	7,919,393
Midea Group Co. Ltd., Class A	776,712	7,543,454
Minth Group Ltd.	182,000	600,789
Montage Technology Co. Ltd., Class A	206,997	2,430,971
NARI Technology Co. Ltd., Class A	567,848	1,721,921
NAURA Technology Group Co. Ltd., Class A	21,075	976,385
NetEase, Inc.	625,548	16,353,235
Nongfu Spring Co. Ltd., Class H (a)	71,000	410,213
PDD Holdings, Inc., ADR *	44,466	5,044,668
People's Insurance Co. Group of China Ltd. (The), Class H	2,148,000	1,650,240
PetroChina Co. Ltd., Class H	2,598,000	2,538,847
PICC Property & Casualty Co. Ltd., Class H	836,000	1,735,188
Ping An Insurance Group Co. of China Ltd., Class H	1,058,000	7,263,555
Qifu Technology, Inc., Class A	17,000	292,035
Sany Heavy Industry Co. Ltd., Class A	552,700	1,526,118
SF Holding Co. Ltd., Class A	72,100	459,102
Shanghai Baosight Software Co. Ltd., Class A	318,401	1,089,264
Shanghai Pudong Development Bank Co. Ltd., Class A	296,806	526,528
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	11,600	287,546
Shenzhen Inovance Technology Co. Ltd., Class A	61,900	541,517
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	54,700	1,750,210
Shenzhou International Group Holdings Ltd.	375,500	2,702,384
Sieyuan Electric Co. Ltd., Class A	32,300	348,863
Silergy Corp.	156,625	1,684,750
Sinopharm Group Co. Ltd., Class H	687,600	1,652,735
Sinotruk Hong Kong Ltd.	117,000	356,564
SITC International Holdings Co. Ltd.	179,000	580,325
Sunresin New Materials Co. Ltd., Class A	88,700	635,285
TCL Electronics Holdings Ltd.	317,000	410,550
Tencent Holdings Ltd.	968,700	67,820,856
Tencent Music Entertainment Group, Class A	266,700	2,805,399
Tingyi Cayman Islands Holding Corp.	782,000	1,156,003
Tongcheng Travel Holdings Ltd. (a)	132,000	330,743
Trip.com Group Ltd.	77,118	4,787,675
Tsingtao Brewery Co. Ltd.	44,000	279,530
Weichai Power Co. Ltd., Class H	1,132,000	2,399,689
Wuliangye Yibin Co. Ltd., Class A	81,300	1,364,061
XCMG Construction Machinery Co. Ltd., Class A	2,490,900	2,893,530
Xiamen Faratronic Co. Ltd., Class A	36,800	560,304
Xiaomi Corp., Class B * (a)	1,295,800	8,718,080
Yum China Holdings, Inc.	86,767	4,050,284

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Yutong Bus Co. Ltd., Class A	91,100	314,485
Zhejiang Expressway Co. Ltd., Class H	896,000	853,718
Zhejiang Huayou Cobalt Co. Ltd., Class A	61,500	375,522
Zhejiang Supor Co. Ltd., Class A	182,073	1,308,710
Zhuzhou CRRC Times Electric Co. Ltd., Class H	556,900	2,259,001
Zijin Mining Group Co. Ltd., Class H	1,496,000	3,966,883
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	352,200	274,854
ZTO Express Cayman, Inc.	11,000	214,441
		322,067,285
Colombia — 0.0% ^
Grupo Cibest SA (Preference)	52,744	570,820
Cyprus — 0.1%
Bank of Cyprus Holdings plc	81,591	612,654
Czech Republic — 0.1%
Moneta Money Bank A/S (a)	147,392	1,025,205
Greece — 1.3%
Alpha Bank SA	238,208	891,644
Athens International Airport SA	40,265	459,504
Eurobank Ergasias Services and Holdings SA	668,176	2,452,450
Hellenic Telecommunications Organization SA	48,220	874,956
Metlen Energy & Metals SA	37,340	2,054,126
National Bank of Greece SA	345,543	4,819,828
OPAP SA	48,017	1,077,309
Piraeus Financial Holdings SA	346,464	2,664,114
Public Power Corp. SA	21,216	344,113
		15,638,044
Guatemala — 0.0% ^
Millicom International Cellular SA	8,967	360,025
Hong Kong — 1.1%
AIA Group Ltd.	700,400	6,530,650
ASMPT Ltd.	30,300	256,329
Cathay Pacific Airways Ltd.	201,000	298,750
Hong Kong Exchanges & Clearing Ltd.	64,100	3,469,016
Stella International Holdings Ltd.	158,500	314,981
Techtronic Industries Co. Ltd.	155,500	1,859,415
United Laboratories International Holdings Ltd. (The)	164,000	307,426
WH Group Ltd. (a)	381,000	381,434
		13,418,001
Hungary — 0.4%
MOL Hungarian Oil & Gas plc	53,610	465,792
OTP Bank Nyrt.	38,604	3,132,558
Richter Gedeon Nyrt.	20,502	615,376
		4,213,726
India — 14.7%
Aavas Financiers Ltd. *	15,572	305,440

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
ABB India Ltd.	10,080	631,191
Apollo Hospitals Enterprise Ltd.	3,591	306,154
Asian Paints Ltd.	14,325	391,010
Axis Bank Ltd., GDR (a)	7,168	434,786
Bajaj Auto Ltd.	36,701	3,341,530
Bajaj Finance Ltd.	275,630	2,758,331
Bajaj Finserv Ltd.	169,197	3,743,916
Bharat Electronics Ltd.	495,786	2,153,842
Bharat Petroleum Corp. Ltd.	114,389	427,464
Bharti Airtel Ltd.	229,626	4,998,763
Biocon Ltd.	60,775	270,188
Blue Star Ltd.	88,467	1,744,358
Britannia Industries Ltd.	31,087	2,045,375
Canara Bank	225,333	274,225
CG Power & Industrial Solutions Ltd.	160,329	1,203,812
Cholamandalam Investment and Finance Co. Ltd.	228,708	3,749,348
Coforge Ltd.	95,362	1,889,585
Colgate-Palmolive India Ltd.	51,855	1,325,899
Computer Age Management Services Ltd.	29,524	1,250,919
CRISIL Ltd.	15,908	961,321
Crompton Greaves Consumer Electricals Ltd.	406,857	1,493,274
Delhivery Ltd. *	316,445	1,529,788
Dr Lal PathLabs Ltd. (a)	7,644	273,570
Dr Reddy's Laboratories Ltd.	254,526	3,672,226
Eicher Motors Ltd.	15,395	957,919
Embassy Office Parks, REIT	182,694	823,718
GAIL India Ltd.	230,878	465,083
Godrej Consumer Products Ltd.	19,366	277,479
Havells India Ltd.	93,240	1,592,514
HCL Technologies Ltd.	87,275	1,454,884
HDFC Asset Management Co. Ltd. (a)	19,582	1,258,483
HDFC Bank Ltd., ADR	185,118	14,211,509
HDFC Bank Ltd.	503,047	11,544,079
HDFC Life Insurance Co. Ltd. (a)	329,008	2,826,900
Hexaware Technologies Ltd.	121,616	972,619
Hindalco Industries Ltd.	36,796	284,861
Hindustan Aeronautics Ltd. (a)	7,067	363,711
Hindustan Unilever Ltd.	92,254	2,649,498
ICICI Bank Ltd.	767,481	12,923,850
ICICI Lombard General Insurance Co. Ltd. (a)	21,490	471,607
Indian Energy Exchange Ltd. (a)	152,291	233,913
Indian Hotels Co. Ltd. (The)	38,014	319,738
Info Edge India Ltd.	154,011	2,431,994
Infosys Ltd.	544,563	9,261,355
InterGlobe Aviation Ltd. * (a)	10,912	732,287
ITC Ltd.	435,198	2,040,946
Kotak Mahindra Bank Ltd.	266,774	6,010,511
Mahanagar Gas Ltd. (a)	22,954	353,535

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Mahindra & Mahindra Ltd.	183,070	6,668,985
MakeMyTrip Ltd. *	19,840	1,856,826
Maruti Suzuki India Ltd.	5,749	824,631
Max Financial Services Ltd. *	86,758	1,481,225
Max Healthcare Institute Ltd.	68,520	972,133
Multi Commodity Exchange of India Ltd.	20,120	1,755,824
Muthoot Finance Ltd.	14,209	422,573
NTPC Ltd.	180,031	683,275
Nuvama Wealth Management Ltd.	3,973	327,362
PB Fintech Ltd. *	111,070	2,279,268
Power Grid Corp. of India Ltd.	269,862	892,101
REC Ltd.	84,309	377,900
Reliance Industries Ltd.	479,053	7,565,443
Shriram Finance Ltd.	691,612	4,953,390
State Bank of India	82,369	746,299
Supreme Industries Ltd.	13,839	676,489
Syngene International Ltd. (a)	153,890	1,249,524
Tata Consultancy Services Ltd.	195,206	6,731,962
Tata Motors Ltd.	567,319	4,288,177
Tata Steel Ltd.	1,257,312	2,257,919
Tech Mahindra Ltd.	44,418	736,897
Triveni Turbine Ltd.	81,082	551,076
Tube Investments of India Ltd.	47,056	1,519,164
UltraTech Cement Ltd.	30,851	4,295,506
United Breweries Ltd.	21,987	486,591
United Spirits Ltd.	82,315	1,256,754
Vishal Mega Mart Ltd. *	475,972	755,355
Wipro Ltd.	109,293	307,437
		172,559,394
Indonesia — 1.6%
Astra International Tbk. PT	1,596,500	493,511
Bank Central Asia Tbk. PT	15,427,700	7,732,295
Bank Mandiri Persero Tbk. PT	11,296,600	3,075,284
Bank Negara Indonesia Persero Tbk. PT	1,568,500	380,375
Bank Rakyat Indonesia Persero Tbk. PT	20,510,670	4,592,968
Indofood Sukses Makmur Tbk. PT	544,900	281,362
Telkom Indonesia Persero Tbk. PT	11,794,200	2,071,002
		18,626,797
Kazakhstan — 0.2%
Kaspi.KZ JSC, ADR	20,698	1,633,072
NAC Kazatomprom JSC, GDR (a)	24,207	996,216
		2,629,288
Macau — 0.1%
Galaxy Entertainment Group Ltd.	74,000	360,873
MGM China Holdings Ltd.	213,600	450,962
		811,835

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Malaysia — 0.4%
AMMB Holdings Bhd.	247,800	292,797
CIMB Group Holdings Bhd.	954,000	1,458,301
Gamuda Bhd.	337,500	407,361
Malayan Banking Bhd.	217,700	478,814
Press Metal Aluminium Holdings Bhd.	290,300	362,558
Public Bank Bhd.	818,400	806,016
Sunway Bhd.	416,100	459,838
Tenaga Nasional Bhd.	192,800	587,259
		4,852,944
Mexico — 2.6%
Arca Continental SAB de CV	89,963	937,923
BBB Foods, Inc., Class A *	24,381	622,203
Bolsa Mexicana de Valores SAB de CV	229,864	491,896
Cemex SAB de CV	2,200,671	1,920,119
Corp. Inmobiliaria Vesta SAB de CV	222,610	627,414
Fomento Economico Mexicano SAB de CV	155,322	1,404,196
Gentera SAB de CV	554,780	1,258,070
Gruma SAB de CV, Class B	20,323	350,086
Grupo Aeroportuario del Pacifico SAB de CV, Class B (b)	37,484	862,817
Grupo Aeroportuario del Sureste SAB de CV, Class B	68,532	2,077,975
Grupo Financiero Banorte SAB de CV, Class O	1,073,885	9,563,924
Grupo Mexico SAB de CV	306,743	1,913,628
Kimberly-Clark de Mexico SAB de CV, Class A (b)	548,578	1,027,075
Regional SAB de CV	110,124	851,454
Southern Copper Corp.	3,078	289,824
Wal-Mart de Mexico SAB de CV	2,143,562	6,317,628
		30,516,232
Panama — 0.2%
Copa Holdings SA, Class A	16,435	1,818,697
Peru — 0.5%
Credicorp Ltd.	21,118	5,004,966
Intercorp Financial Services, Inc.	7,265	261,976
		5,266,942
Philippines — 0.2%
Ayala Land, Inc.	857,300	366,286
Bank of the Philippine Islands	372,770	755,349
BDO Unibank, Inc.	265,874	649,032
International Container Terminal Services, Inc.	105,060	806,694
Universal Robina Corp.	203,560	308,308
		2,885,669
Poland — 0.9%
Bank Polska Kasa Opieki SA	29,762	1,616,178
Benefit Systems SA	1,020	923,920
Budimex SA	3,446	515,715
CCC SA *	9,582	492,332
Dino Polska SA * (a)	102,520	1,352,049

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Poland — continued
KRUK SA	3,635	398,255
LPP SA	169	750,590
Powszechna Kasa Oszczednosci Bank Polski SA	83,005	1,817,519
Powszechny Zaklad Ubezpieczen SA	157,600	2,641,531
		10,508,089
Portugal — 0.2%
Jeronimo Martins SGPS SA	86,240	2,102,331
Qatar — 0.2%
Qatar Gas Transport Co. Ltd.	581,596	768,327
Qatar National Bank QPSC	380,802	1,959,085
		2,727,412
Russia — 0.0% ^
Gazprom PJSC, ADR ‡ *	12,780	—
Gazprom PJSC ‡ *	1,135,066	—
GMK Norilskiy Nickel PAO, ADR ‡ *	2,018	—
GMK Norilskiy Nickel PAO ‡ *	203,600	—
Magnitogorsk Iron & Steel Works PJSC, GDR ‡ * (a)	12,378	—
Moscow Exchange MICEX-RTS PJSC ‡ *	571,670	1
Rosneft Oil Co. PJSC ‡ *	141,777	—
Sberbank of Russia PJSC ‡ *	629,236	—
Severstal PAO, GDR ‡ * (a)	98,048	—
VTB Bank PJSC ‡ *	33,691	—
X5 Retail Group NV, GDR ‡ * (a)	1,062	—
		1
Saudi Arabia — 1.8%
Ades Holding Co.	96,958	325,233
Al Rajhi Bank	231,683	5,841,671
Aldrees Petroleum and Transport Services Co.	18,436	585,591
Arab National Bank	78,278	452,826
Arabian Centres Co. (a)	60,744	335,748
Bupa Arabia for Cooperative Insurance Co.	9,432	423,938
Co. for Cooperative Insurance (The)	11,588	414,445
Elm Co.	4,708	1,140,638
Leejam Sports Co. JSC	14,983	566,138
Riyad Bank	110,558	829,573
Riyadh Cables Group Co.	15,784	550,570
Saudi Arabian Oil Co. (a)	449,926	2,911,315
Saudi Aramco Base Oil Co.	19,210	533,054
Saudi Awwal Bank	74,335	640,762
Saudi Ground Services Co.	52,280	678,105
Saudi National Bank (The)	352,680	3,519,426
United Electronics Co.	17,950	429,477
United International Transportation Co.	50,016	932,184
		21,110,694

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Singapore — 0.2%
Grab Holdings Ltd., Class A *	79,426	388,393
Sea Ltd., ADR *	12,154	1,903,924
		2,292,317
South Africa — 2.0%
Absa Group Ltd.	163,172	1,610,644
AVI Ltd.	78,829	406,343
Bid Corp. Ltd.	58,879	1,480,359
Bidvest Group Ltd.	81,730	1,063,209
Capitec Bank Holdings Ltd.	22,444	4,350,735
Clicks Group Ltd.	38,216	801,212
FirstRand Ltd.	497,722	2,113,607
Gold Fields Ltd.	103,189	2,516,463
Harmony Gold Mining Co. Ltd.	83,361	1,116,156
Naspers Ltd., Class N	4,301	1,327,642
Sasol Ltd. *	329,529	1,695,129
Shoprite Holdings Ltd.	105,635	1,539,677
Standard Bank Group Ltd.	164,716	2,119,479
Vodacom Group Ltd.	109,574	836,591
		22,977,246
South Korea — 11.9%
BGF retail Co. Ltd.	12,055	976,496
BNK Financial Group, Inc.	63,742	667,569
CJ CheilJedang Corp.	3,668	660,480
Coupang, Inc. *	23,013	677,273
Coway Co. Ltd.	5,292	412,753
DB Insurance Co. Ltd.	5,276	484,941
Eugene Technology Co. Ltd.	26,423	841,317
Hana Financial Group, Inc.	70,126	4,287,441
Hanmi Pharm Co. Ltd.	1,889	378,078
Hansol Chemical Co. Ltd.	2,703	350,692
Hanwha Aerospace Co. Ltd.	5,566	3,971,076
Hanwha Ocean Co. Ltd. *	8,210	659,987
HD Hyundai Electric Co. Ltd.	4,014	1,428,430
HD Hyundai Marine Solution Co. Ltd.	9,730	1,423,147
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,211	825,170
HDC Hyundai Development Co-Engineering & Construction, Class E	28,290	477,251
HL Mando Co. Ltd.	9,275	230,539
HMM Co. Ltd.	24,417	410,518
Hugel, Inc. *	5,815	1,403,618
Hyundai Engineering & Construction Co. Ltd.	9,009	435,998
Hyundai Glovis Co. Ltd.	13,221	1,396,576
Hyundai Mobis Co. Ltd.	8,183	1,726,775
Hyundai Motor Co.	13,435	2,043,832
Hyundai Steel Co.	20,911	532,222
JB Financial Group Co. Ltd.	34,636	574,858
JYP Entertainment Corp.	3,809	198,448
Kangwon Land, Inc.	23,829	319,862

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
KB Financial Group, Inc.	31,433	2,497,296
Kia Corp.	97,490	7,133,420
KIWOOM Securities Co. Ltd.	4,435	683,896
Kolmar Korea Co. Ltd. *	5,333	372,230
Korea Aerospace Industries Ltd.	28,127	1,904,767
Korea Electric Power Corp.	49,749	1,374,160
Korea Investment Holdings Co. Ltd.	17,469	1,788,371
Korean Air Lines Co. Ltd.	35,088	594,053
Krafton, Inc. *	1,519	357,657
KT Corp.	20,610	817,803
Kumho Petrochemical Co. Ltd.	4,713	412,558
LG Chem Ltd.	14,851	3,193,039
LigaChem Biosciences, Inc. *	6,017	575,780
NAVER Corp.	14,552	2,449,031
Park Systems Corp.	1,953	385,526
POSCO Holdings, Inc.	2,193	482,261
Samsung Biologics Co. Ltd. * (a)	2,982	2,278,331
Samsung C&T Corp.	18,623	2,246,770
Samsung Electro-Mechanics Co. Ltd.	16,368	1,739,056
Samsung Electronics Co. Ltd.	801,867	40,866,329
Samsung Fire & Marine Insurance Co. Ltd.	12,446	3,929,073
Samsung Heavy Industries Co. Ltd. *	100,997	1,378,551
Samsung Life Insurance Co. Ltd.	4,702	424,424
Samsung SDI Co. Ltd.	7,153	1,026,428
Samsung Securities Co. Ltd.	7,015	355,622
SHIFT UP Corp. *	7,830	234,269
Shinhan Financial Group Co. Ltd.	109,723	5,342,842
SK Hynix, Inc.	101,123	19,599,252
SK Telecom Co. Ltd.	28,438	1,148,653
SK, Inc.	12,536	1,819,375
SM Entertainment Co. Ltd.	12,707	1,213,592
S-Oil Corp.	32,965	1,486,954
SOOP Co. Ltd.	10,115	574,857
Soulbrain Co. Ltd.	1,816	307,965
Sung Kwang Bend Co. Ltd.	14,743	337,675
VT Co. Ltd. *	9,122	235,512
YC Corp. *	41,786	332,070
		139,694,795
Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA	456,029	7,605,774
Taiwan — 20.8%
Accton Technology Corp.	151,113	4,463,003
All Ring Tech Co. Ltd.	64,000	798,399
Arcadyan Technology Corp.	44,000	325,157
ASE Technology Holding Co. Ltd.	1,724,258	8,361,599
Asia Vital Components Co. Ltd.	60,908	1,851,254
ASPEED Technology, Inc.	8,040	1,217,584

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Asustek Computer, Inc.	109,269	2,398,610
Cathay Financial Holding Co. Ltd.	1,062,124	2,152,753
Chailease Holding Co. Ltd.	193,465	746,901
China Airlines Ltd.	462,092	316,643
China Steel Corp.	2,462,276	1,599,008
CTBC Financial Holding Co. Ltd.	2,942,831	4,043,736
Delta Electronics, Inc.	537,357	10,122,790
E.Sun Financial Holding Co. Ltd.	3,263,505	3,490,300
Eclat Textile Co. Ltd.	58,219	778,757
Elite Material Co. Ltd.	97,265	3,565,408
eMemory Technology, Inc.	18,350	1,242,195
Ennoconn Corp.	27,000	274,491
Eva Airways Corp.	244,650	308,479
Formosa Petrochemical Corp.	417,534	610,108
Fortune Electric Co. Ltd.	69,400	1,527,425
Giant Manufacturing Co. Ltd.	147,000	563,035
Gudeng Precision Industrial Co. Ltd.	35,784	359,316
Hon Hai Precision Industry Co. Ltd.	482,968	2,840,086
Jentech Precision Industrial Co. Ltd.	14,519	690,779
KGI Financial Holding Co. Ltd.	3,518,615	1,782,374
Largan Precision Co. Ltd.	37,519	2,942,733
MediaTek, Inc.	208,816	9,456,143
Mega Financial Holding Co. Ltd.	1,439,000	2,046,972
MPI Corp.	46,000	1,598,797
Nien Made Enterprise Co. Ltd.	82,512	1,177,835
Novatek Microelectronics Corp.	29,000	458,307
Nuvoton Technology Corp.	171,092	390,704
Pixart Imaging, Inc.	45,000	291,734
Powertech Technology, Inc.	65,767	274,704
Poya International Co. Ltd.	69,720	1,078,945
President Chain Store Corp.	197,035	1,688,489
Quanta Computer, Inc.	990,248	9,223,330
Realtek Semiconductor Corp.	362,078	6,923,248
Taiwan Mobile Co. Ltd.	428,081	1,509,114
Taiwan Semiconductor Manufacturing Co. Ltd.	3,494,820	134,548,080
Tripod Technology Corp.	40,000	372,293
Uni-President Enterprises Corp.	830,035	2,190,681
Vanguard International Semiconductor Corp.	323,060	1,001,200
Wistron Corp.	364,074	1,481,731
Wiwynn Corp.	77,343	7,058,832
Yuanta Financial Holding Co. Ltd.	1,926,507	1,998,332
		244,142,394
Thailand — 0.6%
Advanced Info Service PCL, NVDR	61,600	547,301
Bangkok Dusit Medical Services PCL, Class F	759,600	493,136
Central Pattana PCL, NVDR	273,900	436,548
CP ALL PCL	368,800	533,225

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Thailand — continued
Gulf Development PCL, NVDR *	420,800	604,958
Kasikornbank PCL, NVDR	59,400	293,723
Krung Thai Bank PCL, NVDR	1,283,900	863,220
Minor International PCL, NVDR	288,900	219,713
PTT Exploration & Production PCL	212,400	817,683
SCB X PCL	589,100	2,271,316
True Corp. PCL, NVDR *	1,284,900	407,658
		7,488,481
Turkey — 0.8%
Akbank TAS	880,462	1,459,769
Aselsan Elektronik Sanayi ve Ticaret A/S	157,951	726,460
BIM Birlesik Magazalar A/S	169,372	2,213,386
Ford Otomotiv Sanayi A/S	491,208	1,149,765
Turk Hava Yollari AO	193,093	1,367,029
Turkcell Iletisim Hizmetleri A/S	157,590	361,289
Turkiye Garanti Bankasi A/S	494,530	1,733,782
Turkiye Sigorta A/S	2,129,540	518,814
Yapi ve Kredi Bankasi A/S *	391,762	323,996
		9,854,290
United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	148,322	656,339
Abu Dhabi Islamic Bank PJSC	238,295	1,564,634
ADNOC Drilling Co. PJSC	370,636	589,296
ADNOC Logistics & Services	345,919	438,868
Aldar Properties PJSC	635,782	1,642,948
Dubai Islamic Bank PJSC	659,507	1,788,624
Emaar Development PJSC	189,216	772,179
Emaar Properties PJSC	1,049,892	4,347,922
Emirates NBD Bank PJSC	161,767	1,178,113
Parkin Co. PJSC	324,380	544,171
		13,523,094
United Kingdom — 0.1%
WNS Holdings Ltd. *	12,521	936,446
United States — 0.6%
EPAM Systems, Inc. *	6,063	956,196
ExlService Holdings, Inc. *	46,298	2,010,722
Freshworks, Inc., Class A *	16,597	215,595
Genpact Ltd.	53,625	2,362,181
Globant SA *	10,818	911,525
Monolithic Power Systems, Inc.	1,040	739,689
		7,195,908
Total Common Stocks (Cost $946,755,059)		1,154,877,140

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	NO. OF RIGHTS	VALUE($)
Rights — 0.0% ^
Taiwan — 0.0% ^
All Ring Tech Co. Ltd., expiring 9/4/2025*	887	—
All Ring Tech Co. Ltd., expiring 9/9/2025*	5,919	—
Total Rights (Cost $—)		—
	SHARES
Short-Term Investments — 1.4%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.37% (c) (d) (Cost $15,496,455)	15,493,356	15,494,905
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (c) (d)(Cost $1,171,313)	1,171,313	1,171,313
Total Short-Term Investments (Cost $16,667,768)		16,666,218
Total Investments — 99.9% (Cost $963,422,827)		1,171,543,358
Other Assets in Excess of Liabilities — 0.1%		807,731
NET ASSETS — 100.0%		1,172,351,089

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
RTS	Russian Trading System
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $1,116,958.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2025.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	18.0%
Semiconductors & Semiconductor Equipment	16.6
Interactive Media & Services	6.5
Technology Hardware, Storage & Peripherals	6.3
Broadline Retail	4.2
Insurance	3.7
Oil, Gas & Consumable Fuels	2.6
Electronic Equipment, Instruments & Components	2.5
Automobiles	2.5
Hotels, Restaurants & Leisure	2.3
IT Services	2.1
Entertainment	2.0
Capital Markets	1.9
Consumer Staples Distribution & Retail	1.8
Electrical Equipment	1.7
Machinery	1.6
Metals & Mining	1.5
Household Durables	1.5
Food Products	1.3
Consumer Finance	1.3
Real Estate Management & Development	1.1
Beverages	1.1
Automobile Components	1.0
Wireless Telecommunication Services	1.0
Aerospace & Defense	1.0
Others (each less than 1.0%)	11.5
Short-Term Investments	1.4

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$801,174	$—	$—	$801,174
Austria	—	389,747	—	389,747
Brazil	62,187,096	—	—	62,187,096
Chile	1,466,293	—	—	1,466,293
China	13,159,528	308,907,757	—	322,067,285
Colombia	570,820	—	—	570,820
Cyprus	—	612,654	—	612,654
Czech Republic	—	1,025,205	—	1,025,205
Greece	2,411,769	13,226,275	—	15,638,044
Guatemala	360,025	—	—	360,025
Hong Kong	314,981	13,103,020	—	13,418,001
Hungary	615,376	3,598,350	—	4,213,726
India	16,068,335	156,491,059	—	172,559,394
Indonesia	—	18,626,797	—	18,626,797
Kazakhstan	1,633,072	996,216	—	2,629,288
Macau	—	811,835	—	811,835
Malaysia	—	4,852,944	—	4,852,944
Mexico	30,516,232	—	—	30,516,232
Panama	1,818,697	—	—	1,818,697
Peru	5,266,942	—	—	5,266,942
Philippines	755,349	2,130,320	—	2,885,669
Poland	—	10,508,089	—	10,508,089
Portugal	—	2,102,331	—	2,102,331
Qatar	768,327	1,959,085	—	2,727,412
Russia	—	—	1	1
Saudi Arabia	853,415	20,257,279	—	21,110,694
Singapore	2,292,317	—	—	2,292,317
South Africa	5,064,182	17,913,064	—	22,977,246
South Korea	677,273	139,017,522	—	139,694,795
Spain	—	7,605,774	—	7,605,774
Taiwan	—	244,142,394	—	244,142,394
Thailand	2,804,541	4,683,940	—	7,488,481
Turkey	2,732,200	7,122,090	—	9,854,290
United Arab Emirates	2,206,277	11,316,817	—	13,523,094
United Kingdom	936,446	—	—	936,446
United States	7,195,908	—	—	7,195,908
Total Common Stocks	163,476,575	991,400,564	1	1,154,877,140
Rights	—	— (a)	—	— (a)
Short-Term Investments
Investment Companies	15,494,905	—	—	15,494,905
Investment of Cash Collateral from Securities Loaned	1,171,313	—	—	1,171,313
Total Short-Term Investments	16,666,218	—	—	16,666,218

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities	$180,142,793	$991,400,564	$1	$1,171,543,358

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.37% (a) (b)	$7,607,812	$167,028,802	$159,140,565	$405	$(1,549)	$15,494,905	15,493,356	$293,057	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	1,234,130	37,983,399	38,046,216	—	—	1,171,313	1,171,313	53,714	—
Total	$8,841,942	$205,012,201	$197,186,781	$405	$(1,549)	$16,666,218		$346,771	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.